Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 CLP ($) Customer
Disclosure Of Trade And Other Receivables [Abstract]
Trade and other receivables held for use | $	$ 0
Description of how management determines concentrations	customers with sales representing 10% or more of its total consolidated revenues
Number of customers with sales representing 10% or more of revenues | Customer	0